UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6500

Name of Fund: MuniYield New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield New
        York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                       (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
New York - 132.7%
====================================================================================================================================
   AAA       Aaa         $   23,790    Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6%         $  26,195
                                       due 12/15/2023(c)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              8,200    Buffalo and Fort Erie, New York, Public Bridge Authority, Toll Bridge System           8,390
                                       Revenue Bonds, 5.75% due 1/01/2025(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       Buffalo, New York, School, GO, Series D(b):
   AAA       Aaa              1,250        5.50% due 12/15/2014                                                               1,391
   AAA       Aaa              1,500        5.50% due 12/15/2016                                                               1,658
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              4,300    Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due          5,013
                                       7/01/2013(b)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,700    Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid               1,870
                                       Waste System-Forward), Series A, 5.40% due 1/01/2013(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                       Project)(c):
   AAA       Aaa              1,900        5.75% due 5/01/2020                                                                2,120
   AAA       Aaa              5,250        5.75% due 5/01/2024                                                                5,747
------------------------------------------------------------------------------------------------------------------------------------
                                       Huntington, New York, GO, Refunding(a):
   NR*       Aaa                485        5.50% due 4/15/2011                                                                  543
   NR*       Aaa                460        5.50% due 4/15/2012                                                                  521
   NR*       Aaa                455        5.50% due 4/15/2013                                                                  513
   NR*       Aaa                450        5.50% due 4/15/2014                                                                  507
   NR*       Aaa                450        5.50% due 4/15/2015                                                                  506
------------------------------------------------------------------------------------------------------------------------------------
   NR*       Aaa              1,675    Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2015(b)         1,897
------------------------------------------------------------------------------------------------------------------------------------
                                       Long Island Power Authority, New York, Electric System Revenue Bonds:
   AAA       Aaa              7,000        Series A, 5% due 9/01/2029(a)                                                      7,000
   AAA       Aaa              5,000        Series A, 5% due 9/01/2034(a)                                                      4,964
   AAA       Aaa              4,000        Series C, 5% due 9/01/2033(j)                                                      3,963
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,375    Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate                   2,356
                                       University Project), Series A, 5% due 7/01/2039(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue           2,231
                                       Bonds, Series A, 5.75% due 1/01/2008(d)(e)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
RIB         Residual Interest Bonds
VRDN        Variable Rate Demand Notes

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
New York (continued)
====================================================================================================================================
   AAA       Aaa         $   10,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue       $  10,406
                                       Refunding Bonds, Series B, 4.875% due 7/01/2018(b)(h)
------------------------------------------------------------------------------------------------------------------------------------
                                       Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                                       Bonds, Series A:
   AAA       Aaa              7,280        5% due 11/15/2031(b)                                                               7,284
   AAA       Aaa              1,015        5% due 11/15/2032(c)                                                               1,015
------------------------------------------------------------------------------------------------------------------------------------
                                       Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                                       Refunding Bonds, Series A:
   AAA       Aaa              7,500        5.50% due 11/15/2026(c)                                                            7,960
   AAA       Aaa             10,000        5% due 11/15/2030(d)                                                              10,013
------------------------------------------------------------------------------------------------------------------------------------
                                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
   NR*       Aaa             28,900        RIB, Series 724X, 10.16% due 11/15/2032(c)(f)                                     33,397
   AAA       Aaa              2,500        Series A, 5.50% due 11/15/2018(a)                                                  2,756
   AAA       Aaa              1,740        Series A, 5.125% due 11/15/2022(b)                                                 1,814
   AAA       Aaa              2,500        Series A, 5.25% due 11/15/2031(b)                                                  2,557
   AAA       Aaa              1,500        Series B, 5% due 11/15/2028(d)                                                     1,504
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,000    Metropolitan Transportation Authority, New York, Service Contract Revenue              2,029
                                       Refunding Bonds, Series A, 5% due 7/01/2025(b)
------------------------------------------------------------------------------------------------------------------------------------
                                       Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                                       Refunding Bonds, Series C(c)(e):
   AAA       Aaa              2,885        5.125% due 1/01/2012                                                               3,185
   AAA       Aaa              1,640        5.125% due 7/01/2012                                                               1,815
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,500    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,         2,500
                                       Series A, 5% due 11/15/2032(b)
------------------------------------------------------------------------------------------------------------------------------------
                                       Metropolitan Transportation Authority, New York, Transportation Revenue
                                       Refunding Bonds(d):
   AAA       Aaa                800        Series E, 5.125% due 11/15/2024                                                      825
   AAA       Aaa              6,235        Series F, 5.25% due 11/15/2027                                                     6,416
   AAA       Aaa              8,200        Series F, 5% due 11/15/2031                                                        8,205
------------------------------------------------------------------------------------------------------------------------------------
                                       Monroe County, New York, IDA Revenue Bonds (Southview Towers Project), AMT:
   NR*       Aa1              1,400        6.125% due 2/01/2020                                                               1,525
   NR*       Aa1              1,125        6.25% due 2/01/2031                                                                1,212
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,300    Nassau County, New York, Interim Finance Authority, Sales Tax Secured Revenue          2,308
                                       Bonds, Series A, 4.75% due 11/15/2023(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa             12,130    Nassau Health Care Corporation, New York, Health System Revenue Bonds,                12,969
                                       5.75% due 8/01/2029(c)
------------------------------------------------------------------------------------------------------------------------------------
   BBB       A3                 455    New York City, New York, City Health and Hospital Corporation, Health System             457
                                       Revenue Bonds, Series A, 5.375% due 2/15/2026
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              3,000    New York City, New York, City Health and Hospital Corporation, Health System           3,296
                                       Revenue Refunding Bonds, Series A, 5.25% due 2/15/2012(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,275    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds              1,369
                                       (Nightingale-Bamford School), 5.25% due 1/15/2018(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa             15,720    New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%              16,182
                                       due 11/01/2015(c)
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
New York (continued)
====================================================================================================================================
   AAA       Aaa         $    7,970    New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal           $   8,662
                                       Charter-New York Presbyterian), 5.75% due 12/15/2029(c)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa             14,970    New York City, New York, City IDA, Special Facilities Revenue Bonds                   15,341
                                       (Terminal One Group), AMT, 6.125% due 1/01/2024(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa                500    New York City, New York, City Municipal Water Finance Authority, Water and               501
                                       Sewer System Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, City Municipal Water Finance Authority, Water and
                                       Sewer System Revenue Bonds:
   NR*       Aaa             12,500        RIB, Series 726X, 10.16% due 6/15/2027(d)(f)                                      14,466
   AAA       Aaa              2,850        Series A, 5.75% due 6/15/2031(b)                                                   3,058
   AAA       Aaa              4,085        Series B, 5.75% due 6/15/2006(d)(e)                                                4,415
   AAA       Aaa             17,200        Series B, 5.75% due 6/15/2029(d)                                                  18,451
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, City Municipal Water Finance Authority, Water and
                                       Sewer System, Revenue Refunding Bonds:
   AAA       Aaa              5,000        5.50% due 6/15/2033(d)                                                             5,217
   AAA       Aaa              2,250        Series A, 5.375% due 6/15/2026(c)                                                  2,293
   AAA       Aaa              1,250        Series A, 5.125% due 6/15/2034(d)                                                  1,260
   AAA       Aaa              7,015        Series B, 5.75% due 6/15/2026(d)                                                   7,529
   A1+       VMIG1+           4,000        VRDN, Series A, 1.07% due 6/15/2025(b)(g)                                          4,000
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,020    New York City, New York, City Transit Authority, Metropolitan Transportation           1,139
                                       Authority, Tribourough, COP, Series A, 5.625% due 1/01/2012(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,000    New York City, New York, City Transitional Finance Authority, Future Tax               1,001
                                       Secured Revenue Refunding Bonds, Series B, 5% due 5/01/2030(a)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                       Future Tax Secured:
   AAA       Aaa              6,805        Series B, 6.25% due 5/15/2010(b)(e)                                                7,958
   AA+       Aa2                800        Series B, 6.25% due 5/15/2010(e)                                                     936
   AA+       Aa2              3,160        Series C, 5.50% due 5/01/2025                                                      3,325
   AAA       Aaa             16,195        Series C, 5% due 2/01/2033(b)                                                     16,171
   AAA       Aaa              8,020        Series E, 5.25% due 2/01/2017(b)                                                   8,653
   AAA       Aaa              2,500        Series E, 5.25% due 2/01/2022(d)                                                   2,644
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              3,000    New York City, New York, City Transitional Finance Authority, Revenue                  3,186
                                       Refunding Bonds, Future Tax Secured, Series D, 5.25% due 2/01/2021(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,000    New York City, New York, City Transitional Finance Authority, Revenue                  1,009
                                       Refunding Bonds, Series A, 5% due 11/15/2026(b)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, GO:
   NR*       Aaa             11,042        RIB, Series 725X, 10.16% due 3/15/2027(c)(f)                                      12,769
   AAA       Aaa              3,000        Series A, 5.75% due 5/15/2024(b)                                                   3,257
   AAA       Aaa              2,500        Series B, 5.75% due 8/01/2013(d)                                                   2,813
   A         A2               3,750        Series D, 5.25% due 10/15/2023                                                     3,871
   A         A2               8,000        Series J, 5% due 5/15/2023                                                         8,086
   A1+       VMIG1+             300        VRDN, Sub-Series A-6, 1.07% due 11/01/2026(c)(g)                                     300
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, GO, Refunding:
   AAA       Aaa              1,000        Series A, 6.375% due 5/15/2013(b)                                                  1,160
   AAA       A2                  70        Series B, 7% due 2/01/2018(a)                                                         70
   A         A2               2,285        Series G, 5.75% due 2/01/2006(e)                                                   2,451
   A         A2               1,365        Series G, 5.75% due 2/01/2020                                                      1,440
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
 New York (continued)
====================================================================================================================================
   AAA       Aaa         $   11,500    New York City, New York, IDA, Civic Facility Revenue Bonds (USTA National          $  11,891
                                       Tennis Center Project), 6.375% due 11/15/2014(c)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York City, New York, Trust for Cultural Resources Revenue Refunding
                                       Bonds (American Museum of Natural History), Series A(d):
   AAA       Aaa              4,250        5% due 7/01/2036                                                                   4,263
   AAA       Aaa              8,000        5% due 7/01/2044                                                                   7,883
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,345    New York State Dormitory Authority Hospital Revenue Refunding Bonds (The               2,515
                                       NewYork-Presbyterian Hospital), Series A, 5.25% due 8/15/2019(c)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,230    New York State Dormitory Authority, Mental Health Facilities Revenue Bonds,            1,335
                                       Series B, 5.25% due 2/15/2017(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Dormitory Authority Revenue Bonds:
   AAA       NR*              4,045        (Eger Health Care and Rehabilitation Center), 6.10% due 8/01/2037(i)               4,436
   AAA       Aaa                500        (Fordham University), 5% due 7/01/2020(b)                                            520
   AA        NR*              1,500        (Long Island University), Series B, 5.25% due 9/01/2028(k)                         1,514
   AA-       NR*              1,840        (Mental Health Services Facilities Improvement), Series B, 5.25%
                                           due 2/15/2023                                                                      1,911
   AAA       Aaa              2,000        (New School for Social Research), 5.75% due 7/01/2026(d)                           2,167
   AAA       Aaa              1,180        (New York State Rehabilitation Association), Series A, 5.25%
                                           due 7/01/2019(j)                                                                   1,255
   AAA       Aaa              1,000        (New York State Rehabilitation Association), Series A, 5.125%
                                           due 7/01/2023(j)                                                                   1,028
   AAA       Aaa              6,900        (School Districts Financing Program), Series E, 5.75% due 10/01/2030(d)            7,428
   AAA       Aaa              1,000        Series B, 6.50% due 2/15/2011(d)(h)                                                1,181
   AAA       Aaa              3,560        (State University Adult Facilities), Series B, 5.75% due 5/15/2010(c)(e)           4,074
   AAA       Aaa                710        (Upstate Community Colleges), Series A, 6% due 7/01/2015(c)                          808
   AAA       Aaa              1,070        (Upstate Community Colleges), Series A, 6% due 7/01/2016(c)                        1,218
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Dormitory Authority, Revenue Refunding Bonds:
   AAA       Aaa              1,000        (City University System), Consolidated, Series 1, 5.625% due 1/01/2008(c)(e)       1,116
   AAA       Aaa              4,400        (City University System), Series C, 7.50% due 7/01/2010(b)                         5,082
   AAA       A3               4,255        (Mental Health Services Facilities Improvement), Series A, 5.75% due               4,701
                                           2/15/2007(d)(e)
   AAA       A3                 150        (Mental Health Services Facilities Improvement), Series A, 5.75% due                 160
                                           2/15/2027(d)
   AAA       Aaa              1,370        (School District Financing Program), Series I, 5.75% due 10/01/2018(d)             1,543
   AAA       Aaa              6,000        (Siena College), 5.75% due 7/01/2026(d)                                            6,501
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Dormitory Authority, State Personal Income Tax Education
                                       Revenue Bonds, Series A(d):
   AA        NR*              1,620        5% due 3/15/2018                                                                   1,699
   AAA       Aaa              1,000        5% due 3/15/2032                                                                   1,000
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa             12,750    New York State Energy Research and Development Authority, Facilities Revenue          13,467
                                       Refunding Bonds (Consolidated Edison Co. of New York), Series A, 6.10% due
                                       8/15/2020(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              4,555    New York State Energy Research and Development Authority, Gas Facilities               4,619
                                       Revenue Bonds (Brooklyn Union Gas Company), AMT, Series B, 6.75% due 2/01/2024(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              3,500    New York State Environmental Facilities Corporation, Special Obligation                4,101
                                       Revenue Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012(a)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,405    New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project),               2,498
                                       Series A, 6.10% due 11/01/2015(c)
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
 New York (continued)
====================================================================================================================================
   AAA       Aaa         $      800    New York State HFA, State Personal Income Tax Revenue                              $     821
                                       Bonds (Economic Development and Housing), Series A, 5% due 9/15/2023(d)
------------------------------------------------------------------------------------------------------------------------------------
   A1+       NR*              3,000    New York State Local Government Assistance Corporation, Revenue Refunding              3,000
                                       Bonds, Sub Lien, VRDN, Series 4V, 1.08% due 4/01/2022(c)(g)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Medical Care Facilities Finance Agency Revenue Bonds, Series A:
   AAA       Aaa              5,375        (Health Center Project-Second Mortgage), 6.375% due 11/15/2019(a)                  5,774
   AAA       Aaa              1,500        (Mental Health Services), 6% due 2/15/2005(d)(e)                                   1,567
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aa2              2,000    New York State Medical Care Facilities Finance Agency Revenue Refunding Bonds          2,120
                                       (Hospital & Nursing Homes), Series B, 6.25% due 2/15/2025(i)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              9,710    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding                   9,967
                                       Bonds, AMT, Series 67, 5.80% due 10/01/2028(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Mortgage Agency, Revenue Bonds, AMT(d):
   AAA       Aaa                250        24th Series, 6.125% due 10/01/2030                                                   255
   AAA       Aaa              2,850        DRIVERS, Series 295, 10.362% due 4/01/2030(f)                                      3,136
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Municipal Bond Bank Agency, Special School Purpose Revenue
                                       Bonds, Series C:
   A+        NR*              3,970        5.25% due 6/01/2019                                                                4,167
   A+        NR*              3,920        5.25% due 6/01/2020                                                                4,100
   A+        NR*              2,250        5.25% due 6/01/2021                                                                2,345
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,820    New York State Thruway Authority, Highway and Bridge Trust Fund Revenue                3,249
                                       Bonds, Series A, 6.25% due 4/01/2011(c)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Thruway Authority, Local Highway and Bridge Service Contract
                                       Revenue Bonds(e):
   AAA       Aaa              3,000        5.75% due 4/01/2010(a)                                                             3,427
   AAA       Aaa              2,000        Series A-2, 5.375% due 4/01/2008(d)                                                2,207
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Thruway Authority, Local Highway and Bridge Service Contract
                                       Revenue Refunding Bonds(d):
   AAA       Aaa              2,170        6% due 4/01/2007(e)                                                                2,419
   AAA       Aaa              1,330        6% due 4/01/2011                                                                   1,471
   AAA       Aaa              2,075        6% due 4/01/2012                                                                   2,294
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              3,045    New York State Thruway Authority, Second General Highway and Bridge Trust              3,209
                                       Fund Revenue Bonds, Series A, 5.25% due 4/01/2023(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Thruway, Transportation Authority, State Personal Income Tax
                                       Revenue Bonds, Series A(d):
   AAA       Aaa              1,525        5% due 3/15/2020                                                                   1,591
   AAA       Aaa              1,525        5% due 3/15/2022                                                                   1,575
------------------------------------------------------------------------------------------------------------------------------------
                                       New York State Urban Development Corporation, Personal Income Tax Revenue
                                       Bonds, Series C-1(d):
   AAA       Aaa              1,750        5% due 3/15/2023                                                                   1,798
   AAA       Aaa              3,000        5% due 3/15/2033                                                                   2,995
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              3,190    New York State Urban Development Corporation, Revenue Refunding Bonds                  3,732
                                       (Correctional Capital Facilities), Series A, 6.50% due 1/01/2011(c)
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
New York (continued)
====================================================================================================================================
                                       Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding
                                       Bonds, AMT:
   BBB       Baa1        $    8,000        Series A, 5.45% due 11/15/2026                                                 $   8,536
   BBB       Baa1             2,000        Series C, 5.625% due 11/15/2024                                                    2,091
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,000    Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due                    1,193
                                       11/01/2010(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,100    Niagara Falls, New York, Public Water Authority, Water and Sewer System                1,146
                                       Revenue Bonds, Series A, 5.50% due 7/15/2026(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,705    Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara          2,956
                                       International Airport), Series B, 5.50% due 4/01/2019(d)
------------------------------------------------------------------------------------------------------------------------------------
   AAA        Aaa             1,260    North Country, New York, Development Authority, Solid Waste Management                 1,453
                                       System Revenue Refunding Bonds, 6% due 5/15/2015(c)
------------------------------------------------------------------------------------------------------------------------------------
                                       North Hempstead, New York, GO, Refunding, Series B(b):
   AAA       Aaa              1,745        6.40% due 4/01/2013                                                                2,082
   AAA       Aaa                555        6.40% due 4/01/2017                                                                  674
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,665    Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),          1,784
                                       Series A, 5.20% due 2/01/2013(c)
------------------------------------------------------------------------------------------------------------------------------------
                                       Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT:
   AAA       Aaa              2,180        97th Series, 6.50% due 7/15/2019(b)                                                2,246
   AAA       Aaa              2,500        137th Series, 5.125% due 7/15/2030(c)                                              2,480
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              4,000    Port Authority of New York and New Jersey, Consolidated Revenue Refunding              4,239
                                       Bonds, AMT, 119th Series, 5.50% due 9/15/2016(b)
------------------------------------------------------------------------------------------------------------------------------------
   NR*       Aaa              4,075    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,         4,672
                                       Class R, Series 10, 10.408% due 1/15/2017(c)(f)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       NR*              7,500    Port Authority of New York and New Jersey, Revenue Refunding Bonds,                    8,818
                                       DRIVERS, AMT, Series 177, 10.618% due 10/15/2032(d)(f)
------------------------------------------------------------------------------------------------------------------------------------
                                       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                                       AMT(d):
   AAA       NR*              1,750        DRIVERS, Series 192, 10.117% due 12/01/2025(f)                                     1,963
   AAA       NR*              5,080        DRIVERS, Series 278, 10.115% due 12/01/2022(f)                                     5,936
   AAA       Aaa             14,750        (JFK International Air Terminal), Series 6, 6.25% due 12/01/2010                  16,512
   AAA       Aaa              7,175        (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011               8,051
   AAA       Aaa              4,425        (Special Project-JFK International Air Terminal), Series 6, 6.25% due              5,001
                                           12/01/2013
   AAA       Aaa              7,380        (Special Project-JFK International Air Terminal), Series 6, 6.25% due              8,353
                                           12/01/2014
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,255    Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Polytech               1,359
                                       Institute), Series B, 5.50% due 8/01/2022(a)
------------------------------------------------------------------------------------------------------------------------------------
   A         A3               4,625    Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%                4,586
                                       due 6/01/2027
------------------------------------------------------------------------------------------------------------------------------------
                                       Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                       Bonds (Ogden Martin System Huntington Project), AMT(a):
   AAA       Aaa              8,530        6% due 10/01/2010                                                                  9,676
   AAA       Aaa              9,170        6.15% due 10/01/2011                                                              10,539
   AAA       Aaa              6,470        6.25% due 10/01/2012                                                               7,520
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
New York (concluded)
====================================================================================================================================
                                       Tobacco Settlement Financing Corporation of New York Revenue Bonds:
   AAA       Aaa         $    5,000        Series A-1, 5.25% due 6/01/2020(a)                                             $   5,241
   AAA       Aaa              5,000        Series A-1, 5.25% due 6/01/2021(a)                                                 5,222
   AAA       Aaa              2,000        Series A-1, 5.25% due 6/01/2022(a)                                                 2,082
   AA-       A3               2,000        Series C-1, 5.50% due 6/01/2021                                                    2,117
   AA-       A3               1,900        Series C-1, 5.50% due 6/01/2022                                                    2,003
------------------------------------------------------------------------------------------------------------------------------------
                                       Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                       Refunding Bonds(d):
   AAA       Aaa              2,500        Series A, 5% due 1/01/2032                                                         2,500
   AAA       Aa3              2,305        Series Y, 6% due 1/01/2012(h)                                                      2,626
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,410    Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding            1,543
                                       Bonds, Series B, 5% due 11/15/2010(d)
------------------------------------------------------------------------------------------------------------------------------------
                                       Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds(d):
   AAA       Aaa              7,000        5.25% due 11/15/2023                                                               7,364
   AAA       Aaa             22,175        5% due 11/15/2032                                                                 22,173
   AAA       Aaa              1,500        Series B, 5% due 11/15/2032                                                        1,500
------------------------------------------------------------------------------------------------------------------------------------
                                       Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
   AAA       Aaa              2,465        5% due 11/15/2028(a)                                                               2,472
   AAA       Aaa              2,500        5% due 11/15/2032(b)                                                               2,500
   AAA       Aaa              6,000        Series A, 5.25% due 11/15/2030(d)                                                  6,155
------------------------------------------------------------------------------------------------------------------------------------
   NR*       A3               2,500    United Nations Development Corporation, New York, Revenue Refunding Bonds,             2,593
                                       Senior Lien, Series A, 5.25% due 7/01/2020
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              1,680    Warren & Washington Counties, New York, IDA, Civic Facility Revenue Bonds              1,660
                                       (Glens Falls Hospital Project), Series A, 5% due 12/01/2035(c)
------------------------------------------------------------------------------------------------------------------------------------
   AAA       Aaa              2,010    Yonkers, New York, GO, Series A, 5.75% due 10/01/2017(b)                               2,264
====================================================================================================================================
Guam - 0.8%
====================================================================================================================================
                                       A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                       AMT, Series C(d):
   AAA       Aaa              2,240        5.25% due 10/01/2021                                                               2,352
   AAA       Aaa              2,050        5.25% due 10/01/2022                                                               2,138
====================================================================================================================================
Puerto Rico - 11.0%
====================================================================================================================================
                                       Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                       Refunding Bonds:
   BBB       Baa3               960        5.375% due 5/15/2033                                                                 837
   BBB       Baa3             6,805        5.50% due 5/15/2039                                                                5,669
------------------------------------------------------------------------------------------------------------------------------------
                                       Puerto Rico Commonwealth, GO, Refunding, Series A:
   AAA       Aaa              9,395        4% due 7/01/2031(b)                                                                9,490
   AAA       Aaa              2,500        5% due 7/01/2031(c)                                                                2,691
------------------------------------------------------------------------------------------------------------------------------------
                                       Puerto Rico Commonwealth, Highway and Transportation Authority,
                                       Transportation Revenue Bonds:
   AAA       Aaa              1,900        5.25% due 7/01/2018(b)                                                             2,063
   AAA       Aaa              2,265        Series G, 5.25% due 7/01/2019(b)                                                   2,451
   AAA       Aaa              1,000        Series G, 5.25% due 7/01/2021(b)                                                   1,073
   AAA       Aaa              1,250        Trust Receipts, Class R, Series B, 10.418% due 7/01/2035(d)(f)                     1,550
------------------------------------------------------------------------------------------------------------------------------------
   A         Baa1             8,495    Puerto Rico Commonwealth, Highway and Transportation Authority,                        8,967
                                       Transportation Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041
------------------------------------------------------------------------------------------------------------------------------------

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

S&P       Moody's           Face
Ratings   Ratings          Amount                                 Municipal Bonds                                           Value
====================================================================================================================================
Puerto Rico (concluded)
====================================================================================================================================
                                       Puerto Rico Commonwealth, Public Improvement, GO, Series A:
   A-        Baa1        $    4,605        5.25% due 7/01/2019                                                            $   4,839
   A-        Baa1             7,480        5.25% due 7/01/2020                                                                7,815
------------------------------------------------------------------------------------------------------------------------------------
   A-        A3               4,750    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%           4,755
                                       due 7/01/2029
------------------------------------------------------------------------------------------------------------------------------------
                                       Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                       Bonds, Series E:
   BBB+      Baa2             2,300        5.50% due 2/01/2012(e)                                                             2,579
   BBB+      Baa2               700        5.50% due 8/01/2029                                                                  732
------------------------------------------------------------------------------------------------------------------------------------
   AAA       NR*              6,100    Puerto Rico Public Finance Corporation, Revenue Bonds, DRIVERS, Series 272,            7,135
                                       9.985% due 8/01/2030(f)
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds (Cost - $790,879) - 144.5%                                     819,966
------------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held                           Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                 51    CMA New York Municipal Money Fund(l)                                                      51
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $51) - 0.0%                                           51
------------------------------------------------------------------------------------------------------------------------------------
   Total Investments (Cost - $790,930**) - 144.5%                                                                           820,017

   Other Assets Less Liabilities - 1.1%                                                                                       6,362

   Preferred Stock, at Redemption Value - (45.6%)                                                                          (259,003)
                                                                                                                          ---------
   Net Assets Applicable to Common Stock - 100.0%                                                                         $ 567,376
                                                                                                                          =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(g) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(h)   Escrowed to maturity.
(i)   FHA Insured.
(j)   CIFG Insured.
(k)   Radian Insured.

                                           MuniYield New York Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)

(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                   Net               Dividend
      Affiliate                                  Activity             Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund             7                   $5
      --------------------------------------------------------------------------

*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 791,251
                                                                      =========
      Gross unrealized appreciation                                   $  32,019
      Gross unrealized depreciation                                      (3,253)
                                                                      ---------
      Net unrealized appreciation                                     $  28,766
                                                                      =========


+     Highest short-term rating by Moody's Investors Service, Inc.

      Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                                                           (in Thousands)
      ---------------------------------------------------------------------------------------------------
                                                                            Notional         Unrealized
                                                                             Amount         Depreciation
      ---------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market Association
         Municipal Swap Index Rate and pay a fixed rate of 4.098%

      Broker, Morgan Stanley Capital Services, Inc.
         Expires September 2014                                             $ 83,000         $ (2,126)
      ---------------------------------------------------------------------------------------------------

      Financial futures contracts sold as of July 31, 2004 were as follows:

                                                                                                          (in Thousands)
      ------------------------------------------------------------------------------------------------------------------
      Number of                                                                             Face            Unrealized
      Contracts                    Issue                       Expiration Date             Value           Depreciation
      ------------------------------------------------------------------------------------------------------------------
         405           10 - Year U.S. Treasury Notes            September 2004           $  43,674          $  (1,167)
      ------------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New York Insured Fund, Inc.


By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn,
    President of
    MuniYield New York Insured Fund, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ---------------------------
    Terry K. Glenn,
    President of
    MuniYield New York Insured Fund, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniYield New York Insured Fund, Inc.

Date: September 17, 2004